Eaton Vance
Global Macro Absolute Return Advantage Fund
January 31, 2024 (Unaudited)

Eaton Vance Global Macro Absolute Return Advantage Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests its assets in Global Macro Absolute Return Advantage Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2024, the value of the Fund’s investment in the Portfolio was $1,838,480,733 and the Fund owned 69.8% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Absolute Return Advantage Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 6.2%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Interest Only:(1)
Series 2770, Class SH, 1.64%, (6.986% - 30-day SOFR Average), 3/15/34(2)	$597	$ 69,499
Series 4791, Class JI, 4.00%, 5/15/48	7,132	1,484,638
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2020-DNA4, Class B1, 11.459%, (30-day SOFR Average + 6.114%), 8/25/50(3)(4)	6,048	6,873,821
Series 2020-HQA4, Class B1, 10.709%, (30-day SOFR Average + 5.364%), 9/25/50(3)(4)	3,053	3,384,864
Series 2022-HQA1, Class M1B, 8.845%, (30-day SOFR Average + 3.50%), 3/25/42(3)(4)	2,521	2,644,463
Series 2022-HQA1, Class M2, 10.595%, (30-day SOFR Average + 5.25%), 3/25/42(3)(4)	5,043	5,437,775
Federal National Mortgage Association:
Series 2023-54, Class C, 6.50%, 11/25/53	7,070	7,542,693
Interest Only:(1)
Series 424, Class C8, 3.50%, 2/25/48	9,034	1,634,470
Series 2010-109, Class PS, 1.141%, (6.486% - 30-day SOFR Average), 10/25/40(2)	1,282	104,673
Series 2018-21, Class IO, 3.00%, 4/25/48	7,985	1,416,883
Series 2018-58, Class BI, 4.00%, 8/25/48	1,303	259,256
Government National Mortgage Association:
Series 2023-148, Class HL, 6.50%, 10/20/53	7,070	7,430,277
Sereis 2023-151, Class GL, 6.50%, 10/20/53	5,096	5,356,246
Series 2023-155, Class CH, 6.50%, 10/20/53	19,303	20,309,335
Series 2023-165, Class EY, 6.50%, 11/20/53	35,330	37,186,524
Series 2023-169, Class JW, 6.50%, 11/20/53	3,600	3,797,188
Series 2024-1, Class GL, 6.00%, 1/20/54	3,616	3,758,793
Series 2024-3, Class CY, 6.00%, 1/20/54	1,516	1,575,996
Series 2024-6, Class CB, 6.00%, 1/20/54	6,573	6,833,040
Series 2024-6, Class LB, 6.00%, 1/20/54	1,288	1,338,926
PNMAC GMSR Issuer Trust, 2024 Participation, 11.13%, (30-day SOFR Average + 5.75%), 12/14/24	1,839	1,843,311
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(3)(5)	45,591	42,153,670
Total Collateralized Mortgage Obligations (identified cost $183,836,796)		$ 162,436,341

Common Stocks — 6.2%
Security	Shares	Value
Bulgaria — 0.3%
Eurohold Bulgaria AD(6)	10,980,730	$ 7,858,923
		$ 7,858,923
Cyprus — 0.8%
Bank of Cyprus Holdings PLC	5,391,218	$ 20,259,522
Galaxy Cosmos Mezz PLC	48,440	39,988
Sunrisemezz PLC	272,828	95,879
		$ 20,395,389
Georgia — 0.3%
Bank of Georgia Group PLC	55,667	$ 2,670,435
Georgia Capital PLC(6)	175,700	2,495,303
TBC Bank Group PLC	59,076	2,179,041
		$ 7,344,779
Greece — 2.1%
Alpha Services & Holdings SA(6)	1,820,600	$ 3,242,247
Cenergy Holdings SA	226,100	1,777,000
Eurobank Ergasias Services and Holdings SA, Class A(6)	3,074,700	5,926,375
Hellenic Telecommunications Organization SA	325,212	4,515,523
Ideal Holdings SA	45,400	319,549
JUMBO SA	203,438	5,724,686
Motor Oil (Hellas) Corinth Refineries SA	109,300	2,994,394
Mytilineos SA	145,257	5,964,168
National Bank of Greece SA(6)	837,127	6,364,744
OPAP SA	233,095	4,031,181
Optima bank SA(6)	186,213	1,479,625
Piraeus Financial Holdings SA(6)	2,652,700	10,742,712
Public Power Corp. SA(6)	186,100	2,462,545
Titan Cement International SA	7,468	192,307
		$ 55,737,056
Iceland — 0.3%
Arion Banki Hf.(3)	1,970,378	$ 2,204,899
Eik fasteignafelag Hf.(6)	6,056,328	557,906
Eimskipafelag Islands Hf.	483,446	1,626,962
Hagar Hf.	1,926,423	1,165,122
Islandsbanki Hf.	1,104,783	934,866
Reginn Hf.(6)	2,864,793	562,263
Reitir fasteignafelag Hf.	1,754,792	1,161,048
Siminn Hf.	3,351,976	261,519
		$ 8,474,585

Global Macro Absolute Return Advantage Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Poland — 1.6%
Alior Bank SA(6)	44,342	$ 834,021
Allegro.eu SA(3)(6)	250,138	1,888,317
AmRest Holdings SE(6)	39,508	259,779
Asseco Poland SA	28,036	510,713
Bank Millennium SA(6)	318,307	666,425
Bank Polska Kasa Opieki SA	97,801	3,762,022
Budimex SA	6,936	1,186,641
CCC SA(6)	21,704	315,392
CD Projekt SA	33,906	885,043
Cyfrowy Polsat SA(6)	136,490	369,473
Dino Polska SA(3)(6)	25,126	2,711,789
Enea SA(6)	138,977	330,459
Eurocash SA	43,292	163,916
Grupa Azoty SA(6)	25,918	154,652
Grupa Kety SA	5,012	852,456
Jastrzebska Spolka Weglowa SA(6)	27,819	299,645
KGHM Polska Miedz SA	73,438	2,046,029
KRUK SA	9,059	1,025,671
LPP SA	583	2,265,939
mBank SA(6)	7,777	1,033,747
Orange Polska SA	342,415	731,384
ORLEN SA	302,177	4,711,673
Pepco Group NV(6)(7)	90,787	497,086
PGE Polska Grupa Energetyczna SA(6)	466,739	982,834
Powszechna Kasa Oszczednosci Bank Polski SA	463,094	5,875,750
Powszechny Zaklad Ubezpieczen SA	317,022	3,816,996
Santander Bank Polska SA	18,922	2,291,799
Tauron Polska Energia SA(6)	547,755	500,712
Text SA	9,302	225,010
Warsaw Stock Exchange	14,007	153,213
XTB SA(3)	24,435	275,286
		$ 41,623,872
United Kingdom — 0.0%(8)
Tesnik Cuatro Ltd.(9)	584,285	$ 667,195
		$ 667,195
Vietnam — 0.8%
Bank for Foreign Trade of Vietnam JSC(6)	488,725	$ 1,769,083
Duc Giang Chemicals JSC	238,600	879,467
FPT Corp.	1,500,675	6,276,295
FPT Digital Retail JSC	85,200	397,401
Gemadept Corp.	193,900	538,221
Hoa Phat Group JSC(6)	1,781,421	2,017,115
KIDO Group Corp.	42,590	106,732
Masan Group Corp.(6)	167,040	438,609
Security	Shares	Value
Vietnam (continued)
Mobile World Investment Corp.	1,186,200	$ 2,176,170
Phu Nhuan Jewelry JSC	525,166	2,101,716
Refrigeration Electrical Engineering Corp.	642,424	1,571,429
SSI Securities Corp.	280,688	393,207
Vietnam Dairy Products JSC	389,696	1,066,763
Vingroup JSC(6)	513,852	892,539
		$ 20,624,747
Total Common Stocks (identified cost $133,153,473)		$ 162,726,546

Convertible Bonds — 0.2%
Security	Principal Amount (000's omitted)		Value
China — 0.0%(8)
Sunac China Holdings Ltd., 1.00%, 9/30/32(7)(10)	USD	895	$ 49,252
			$ 49,252
India — 0.2%
Indiabulls Housing Finance Ltd., 4.50%, 9/28/26(7)	USD	4,605	$ 4,610,157
			$ 4,610,157
Total Convertible Bonds (identified cost $5,392,503)			$ 4,659,409

Foreign Corporate Bonds — 1.2%
Security	Principal Amount (000's omitted)		Value
Brazil — 0.1%
Coruripe Netherlands BV:
10.00%, 2/10/27(3)	USD	1,194	$ 962,318
10.00%, 2/10/27(7)	USD	2,847	2,294,574
			$ 3,256,892
China — 0.1%(8)
KWG Group Holdings Ltd., 7.875%, 8/30/24(11)	USD	2,385	$ 209,880
Shimao Group Holdings Ltd., 5.60%, 7/15/26(7)(11)	USD	7,800	395,070
Sunac China Holdings Ltd.:
6.00%, (5.00% cash or 6.00% PIK), 9/30/26(7)(10)	USD	724	98,159
6.25%, (5.25% cash or 6.25% PIK), 9/30/27(7)(10)	USD	724	89,582

Global Macro Absolute Return Advantage Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
China (continued)
Sunac China Holdings Ltd.: (continued)
6.50%, (5.50% cash or 6.50% PIK), 9/30/27(7)(10)	USD	1,449	$ 148,507
6.75%, (5.75% cash or 6.75% PIK), 9/30/28(7)(10)	USD	2,173	201,028
7.00%, (6.00% cash or 7.00% PIK), 9/30/29(7)(10)	USD	2,173	179,295
7.25%, (6.25% cash or 7.25% PIK), 9/30/30(7)(10)	USD	1,021	77,076
Times China Holdings Ltd.:
5.55%, 6/4/24(7)(11)	USD	6,284	223,082
6.75%, 7/16/23(7)(11)	USD	4,471	167,662
			$ 1,789,341
Hungary — 0.1%
MBH Bank Nyrt, 8.625% to 10/19/26, 10/19/27(7)(12)	EUR	3,382	$ 3,864,348
			$ 3,864,348
Iceland — 0.0%
Wow Air Hf.:
0.00%(9)(11)(13)	EUR	121	$ 0
0.00%, (3 mo. EURIBOR + 9.00%)(9)(11)(13)	EUR	5,500	0
			$ 0
India — 0.1%
Vedanta Resources Finance II PLC, 13.875%, 1/21/27(7)	USD	2,214	$ 2,089,740
			$ 2,089,740
Mexico — 0.1%
Alpha Holding SA de CV:
9.00%, 2/10/25(7)(11)	USD	5,542	$ 83,135
10.00%, 12/19/22(7)(11)	USD	2,697	40,453
Grupo Kaltex SA de CV, 14.50%, (13.00% cash and 1.50% PIK), 9/30/25(3)(10)	USD	2,068	1,788,820
			$ 1,912,408
Moldova — 0.1%
Aragvi Finance International DAC, 8.45%, 4/29/26(7)	USD	2,262	$ 1,626,455
			$ 1,626,455
Nigeria — 0.0%(8)
IHS Netherlands Holdco BV, 8.00%, 9/18/27(7)	USD	618	$ 571,173
			$ 571,173
Security	Principal Amount (000's omitted)		Value
Paraguay — 0.5%
Itau BBA International PLC, 9.03%, 2/19/30	PYG	86,780,460	$ 12,682,078
			$ 12,682,078
Saint Lucia — 0.0%
Digicel International Finance Ltd./Digicel International Holdings Ltd., 9.00%, 5/25/27	USD	1,634	$ 1,522,773
			$ 1,522,773
Uzbekistan — 0.1%
International Finance Corp., 16.00%, 2/21/25	UZS	25,000,000	$ 2,024,431
			$ 2,024,431
Total Foreign Corporate Bonds (identified cost $56,238,998)			$ 31,339,639

Loan Participation Notes — 2.1%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 2.1%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(7)(9)(14)	UZS	316,179,530	$ 26,826,144
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank "Asaka"), 18.70%, 7/21/26(7)(9)(14)	UZS	331,541,810	28,123,198
Total Loan Participation Notes (identified cost $56,191,706)			$ 54,949,342

Reinsurance Side Cars — 1.7%
Security	Shares	Value
Eden Re II Ltd.:
Series 2021A, 0.00%, 3/21/25(3)(9)(15)(16)	326,007	$ 80,198
Series 2022A, 0.00%, 3/20/26(3)(9)(15)(16)	230,974	138,261
Series 2022B, 0.00%, 3/20/26(3)(9)(15)(16)	463,327	281,239
Series 2024A, 0.00%, 3/17/28(3)(9)(15)(16)	13,000,000	13,000,000
Mt. Logan Re Ltd., Series A-1(6)(9)(16)(17)	8,600	10,944,618
PartnerRe ILS Fund SAC Ltd.(16)(17)	13,000,000	13,000,000
Sussex Capital Ltd.:
Designated Investment Series 14(6)(9)(16)(17)	1,114	27,005
Designated Investment Series 14(6)(9)(16)(17)	1,081	290,450

Global Macro Absolute Return Advantage Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Sussex Capital Ltd.: (continued)
Series 14, Preference Shares(9)(16)(17)	6,985	$ 8,479,915
Total Reinsurance Side Cars (identified cost $42,755,435)		$ 46,241,686

Senior Floating-Rate Loans — 0.0%(8)(18)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 0.0%(8)
Desa LLC, Term Loan, 8.112%, 6/30/24(9)(19)	$1,065	$ 1,007,390
Total Senior Floating-Rate Loans (identified cost $1,039,597)		$ 1,007,390

Sovereign Government Bonds — 63.6%
Security	Principal Amount (000's omitted)		Value
Albania — 2.4%
Albania Government International Bonds:
3.50%, 6/16/27(7)	EUR	304	$ 319,238
3.50%, 11/23/31(7)	EUR	9,744	9,320,174
5.90%, 6/9/28(7)	EUR	49,182	54,581,823
			$ 64,221,235
Armenia — 2.0%
Republic of Armenia Treasury Bonds:
9.00%, 4/29/26	AMD	424,740	$ 1,024,671
9.25%, 4/29/28	AMD	6,628,520	15,763,645
9.60%, 10/29/33	AMD	12,278,380	28,945,951
9.75%, 10/29/50	AMD	1,427,165	3,314,472
9.75%, 10/29/52	AMD	1,543,990	3,572,927
			$ 52,621,666
Barbados — 1.0%
Barbados Government International Bonds, 6.50%, 10/1/29(7)	USD	27,732	$ 26,373,322
			$ 26,373,322
Benin — 2.1%
Benin Government International Bonds:
4.875%, 1/19/32(7)	EUR	17,891	$ 15,769,275
4.95%, 1/22/35(7)	EUR	9,220	7,848,886
Security	Principal Amount (000's omitted)		Value
Benin (continued)
Benin Government International Bonds: (continued)
6.875%, 1/19/52(7)	EUR	35,702	$ 30,436,325
			$ 54,054,486
Brazil — 4.2%
Brazil Letras do Tesouro Nacional, 0.00%, 4/1/24	BRL	561,300	$ 111,214,835
			$ 111,214,835
China — 1.5%
China Government Bonds:
2.67%, 11/25/33	CNY	141,300	$ 20,100,264
3.00%, 10/15/53	CNY	120,500	18,068,809
			$ 38,169,073
Dominican Republic — 3.7%
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(7)	DOP	46,050	$ 726,330
12.00%, 10/3/25(3)	DOP	379,500	6,566,269
13.00%, 12/5/25(3)	DOP	497,230	8,787,750
13.00%, 1/30/26(3)	DOP	342,670	6,070,427
Dominican Republic International Bonds:
8.00%, 1/15/27(7)	DOP	128,350	2,048,908
8.00%, 2/12/27(7)	DOP	621,240	9,903,274
11.25%, 9/15/35(3)	DOP	289,800	5,316,423
11.25%, 9/15/35(7)	DOP	116,200	2,131,706
12.00%, 8/8/25(3)	DOP	535,040	9,246,437
12.75%, 9/23/29(3)	DOP	1,010,500	19,132,472
13.00%, 6/10/34(7)	DOP	402,900	8,007,418
13.625%, 2/3/33(7)	DOP	45,000	929,395
13.625%, 2/3/33(3)	DOP	827,650	17,093,651
			$ 95,960,460
Ecuador — 0.1%
Ecuador Government International Bonds:
2.50% to 7/31/24, 7/31/40(7)(20)	USD	3,486	$ 967,288
2.50% to 7/31/24, 7/31/40(7)(20)	USD	2,242	622,099
			$ 1,589,387
El Salvador — 1.3%
El Salvador Government International Bonds:
5.875%, 1/30/25(7)	USD	12,266	$ 11,683,365
6.375%, 1/18/27(7)	USD	4,668	4,183,695
7.625%, 2/1/41(7)	USD	7,942	6,030,956
7.65%, 6/15/35(7)	USD	534	420,392

Global Macro Absolute Return Advantage Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
El Salvador (continued)
El Salvador Government International Bonds: (continued)
8.25%, 4/10/32(7)	USD	14,819	$ 12,759,159
			$ 35,077,567
Ethiopia — 1.0%
Ethiopia International Bonds, 6.625%, 12/11/24(7)	USD	38,442	$ 26,388,319
			$ 26,388,319
Ghana — 1.3%
Ghana Government International Bonds:
6.375%, 2/11/27(7)(11)	USD	6,179	$ 2,807,509
7.625%, 5/16/29(7)(11)	USD	4,452	1,988,219
7.75%, 4/7/29(7)(11)	USD	10,826	4,841,928
7.875%, 3/26/27(7)(11)	USD	1,399	637,374
7.875%, 2/11/35(7)(11)	USD	7,267	3,248,727
8.125%, 3/26/32(7)(11)	USD	11,138	4,957,301
8.625%, 4/7/34(7)(11)	USD	9,522	4,255,144
8.627%, 6/16/49(7)(11)	USD	6,254	2,739,846
8.75%, 3/11/61(7)(11)	USD	11,196	4,972,558
8.875%, 5/7/42(7)(11)	USD	6,584	2,913,091
8.95%, 3/26/51(7)(11)	USD	2,889	1,283,785
			$ 34,645,482
Greece — 0.0%(8)
Hellenic Republic Government Bonds, 0.00%, GDP-Linked, 10/15/42	EUR	218,317	$ 672,414
			$ 672,414
Iceland — 1.8%
Republic of Iceland:
4.50%, 2/17/42	ISK	1,124,826	$ 6,562,683
5.00%, 11/15/28	ISK	1,396,761	9,295,879
6.50%, 1/24/31	ISK	1,273,622	9,120,702
7.00%, 9/17/35	ISK	2,076,207	15,672,353
8.00%, 6/12/25	ISK	1,029,729	7,427,967
			$ 48,079,584
India — 5.5%
India Government Bonds:
7.10%, 4/18/29	INR	8,779,810	$ 105,763,470
7.26%, 2/6/33	INR	3,161,740	38,366,348
			$ 144,129,818
Security	Principal Amount (000's omitted)		Value
Indonesia — 1.5%
Indonesia Treasury Bonds:
7.125%, 6/15/42	IDR	101,384,000	$ 6,562,976
7.125%, 6/15/43	IDR	464,841,000	30,307,456
7.375%, 5/15/48	IDR	36,392,000	2,435,704
			$ 39,306,136
Iraq — 0.2%
Iraq International Bonds, 5.80%, 1/15/28(7)	USD	5,349	$ 5,003,998
			$ 5,003,998
Ivory Coast — 3.1%
Ivory Coast Government International Bonds:
6.625%, 3/22/48(7)	EUR	39,874	$ 33,938,703
6.875%, 10/17/40(7)	EUR	17,973	16,255,464
8.25%, 1/30/37(7)	USD	30,996	30,949,506
			$ 81,143,673
Lebanon — 0.1%
Lebanon Government International Bonds:
5.80%, 4/14/20(7)(11)	USD	332	$ 19,241
6.10%, 10/4/22(7)(11)	USD	5,684	329,871
6.15%, 6/19/20(11)	USD	442	25,415
6.375%, 3/9/20(11)	USD	5,669	325,968
6.40%, 5/26/23(11)	USD	11,020	633,650
6.65%, 11/3/28(7)(11)	USD	2,073	123,783
6.85%, 5/25/29(11)	USD	5,799	341,793
7.00%, 12/3/24(11)	USD	4,878	289,385
8.20%, 5/17/33(11)	USD	4,223	250,551
8.25%, 5/17/34(11)	USD	3,507	210,546
			$ 2,550,203
Mexico — 2.2%
Mexican Bonos:
7.75%, 11/13/42(21)	MXN	591,090	$ 29,533,723
8.00%, 7/31/53(21)	MXN	544,200	27,304,381
			$ 56,838,104
Nigeria — 2.6%
Nigeria Government International Bonds:
7.375%, 9/28/33(7)	USD	8,913	$ 7,353,484
7.625%, 11/28/47(7)	USD	5,355	4,064,370
7.696%, 2/23/38(7)	USD	28,414	22,486,470
8.25%, 9/28/51(7)	USD	43,419	34,499,435
			$ 68,403,759

Global Macro Absolute Return Advantage Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
North Macedonia — 2.4%
North Macedonia Government International Bonds:
1.625%, 3/10/28(7)	EUR	24,292	$ 22,838,643
3.675%, 6/3/26(7)	EUR	3,970	4,180,572
6.96%, 3/13/27(7)	EUR	30,696	34,867,261
			$ 61,886,476
Panama — 0.4%
Panama Bonos del Tesoro:
3.362%, 6/30/31	USD	1,199	$ 934,920
6.375%, 7/25/33(3)(7)	USD	1,515	1,418,494
Panama Government International Bonds:
2.252%, 9/29/32	USD	5,070	3,609,224
3.16%, 1/23/30	USD	6,749	5,664,844
			$ 11,627,482
Peru — 5.9%
Peru Government Bonds:
5.40%, 8/12/34	PEN	11,066	$ 2,648,135
5.94%, 2/12/29	PEN	395,045	105,929,135
6.15%, 8/12/32	PEN	5,374	1,391,057
6.35%, 8/12/28	PEN	28,346	7,770,580
7.30%, 8/12/33(3)(7)	PEN	136,689	37,935,350
			$ 155,674,257
Serbia — 6.2%
Serbia International Bonds:
1.00%, 9/23/28(7)	EUR	14,100	$ 12,870,593
1.50%, 6/26/29(7)	EUR	15,362	13,976,902
1.65%, 3/3/33(7)	EUR	9,131	7,286,635
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	5,345,300	44,552,383
5.875%, 2/8/28	RSD	3,900,890	37,190,308
7.00%, 10/26/31	RSD	4,777,300	46,922,664
			$ 162,799,485
Sri Lanka — 2.1%
Sri Lanka Government International Bonds:
5.75%, 4/18/23(7)(11)	USD	13,676	$ 7,204,615
6.20%, 5/11/27(7)(11)	USD	11,845	6,098,508
6.35%, 6/28/24(7)(11)	USD	5,875	3,042,197
6.75%, 4/18/28(7)(11)	USD	2,158	1,114,958
6.825%, 7/18/26(7)(11)	USD	33,946	17,806,082
6.85%, 3/14/24(7)(11)	USD	8,685	4,498,052
6.85%, 11/3/25(7)(11)	USD	27,689	14,509,877
Security	Principal Amount (000's omitted)		Value
Sri Lanka (continued)
Sri Lanka Government International Bonds: (continued)
7.55%, 3/28/30(7)(11)	USD	1,400	$ 715,483
			$ 54,989,772
Suriname — 3.5%
Suriname Government International Bonds:
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(3)(10)	USD	78,656	$ 67,352,924
9.00%, 12/31/50(3)(5)	USD	38,466	25,964,550
			$ 93,317,474
Tajikistan — 0.0%(8)
Republic of Tajikistan International Bonds, 7.125%, 9/14/27(7)	USD	841	$ 756,900
			$ 756,900
Ukraine — 0.3%
Ukraine Government Bonds:
15.84%, 2/26/25	UAH	238,462	$ 4,919,851
19.19%, 9/30/26	UAH	77,738	1,957,646
			$ 6,877,497
Uruguay — 2.8%
Uruguay Government International Bonds:
3.875%, 7/2/40(22)	UYU	900,588	$ 24,683,853
8.25%, 5/21/31	UYU	135,600	3,279,437
9.75%, 7/20/33	UYU	1,703,753	45,018,552
			$ 72,981,842
Uzbekistan — 1.1%
Republic of Uzbekistan International Bonds:
14.00%, 7/19/24(7)	UZS	4,180,000	$ 338,289
16.25%, 10/12/26(7)	UZS	367,300,000	29,716,791
			$ 30,055,080
Venezuela — 0.3%
Venezuela Government International Bonds:
7.00%, 3/31/38(7)(11)	USD	4,698	$ 719,651
7.65%, 4/21/25(7)(11)	USD	8,615	1,291,689
8.25%, 10/13/24(7)(11)	USD	13,055	1,929,644
9.00%, 5/7/23(7)(11)	USD	3,806	560,838
9.25%, 9/15/27(11)	USD	9,104	1,657,908
9.25%, 5/7/28(7)(11)	USD	10,107	1,712,026
9.375%, 1/13/34(11)	USD	1,557	278,635

Global Macro Absolute Return Advantage Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Venezuela (continued)
Venezuela Government International Bonds: (continued)
11.75%, 10/21/26(7)(11)	USD	1,997	$ 370,287
11.95%, 8/5/31(7)(11)	USD	1,970	364,393
			$ 8,885,071
Zambia — 1.0%
Zambia Government Bonds:
10.00%, 8/21/26	ZMW	11,961	$ 354,666
10.00%, 11/27/26	ZMW	13,229	376,820
11.00%, 1/25/26	ZMW	220,720	7,327,822
11.00%, 6/28/26	ZMW	8,247	260,027
11.00%, 9/20/26	ZMW	26,580	812,986
12.00%, 6/28/28	ZMW	27,000	718,341
12.00%, 8/30/28	ZMW	2,500	65,579
12.00%, 11/29/28	ZMW	8,500	218,835
13.00%, 1/25/31	ZMW	13,735	333,016
Zambia Government International Bonds:
5.375%, 9/20/22(7)(11)	USD	5,132	2,924,265
8.50%, 4/14/24(7)(11)	USD	15,677	9,990,545
8.97%, 7/30/27(7)(11)	USD	6,325	3,998,475
			$ 27,381,377
Total Sovereign Government Bonds (identified cost $1,665,448,227)			$1,673,676,234

Sovereign Loans — 3.5%
Borrower/Description	Principal Amount (000's omitted)		Value
Ivory Coast — 0.2%
Republic of Ivory Coast, Term Loan, 9.623%, (6 mo. EURIBOR + 5.75%), 1/6/28(4)	EUR	4,524	$ 5,239,117
			$ 5,239,117
Kenya — 0.2%
Government of Kenya, Term Loan, 12.062%, (6 mo. SOFR + 6.45%), 6/29/25(4)	USD	3,947	$ 3,900,279
			$ 3,900,279
Borrower/Description	Principal Amount (000's omitted)		Value
Tanzania — 3.1%
Government of the United Republic of Tanzania, Term Loan, 12.174%, (6 mo. USD LIBOR + 6.30%), 4/28/31(4)	USD	81,953	$ 82,435,316
			$ 82,435,316
Total Sovereign Loans (identified cost $91,196,743)			$ 91,574,712

U.S. Government Guaranteed Small Business Administration Loans(23)(24) — 0.2%
Security	Principal Amount (000's omitted)	Value
SBAIO Trust: Interest Only: Series 2018-3, Class A, 2.808%, 5/24/44(1)(3)(5)	$109,713	$ 6,352,972
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $21,499,805)		$ 6,352,972

Miscellaneous — 0.0%
Security	Shares	Value
Financial Intermediaries — 0.0%
Alpha Holding SA, Escrow Certificates(6)(9)	5,728,000	$ 0
Alpha Holding SA, Escrow Certificates(6)(9)	11,758,000	0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 13.9%
Affiliated Fund — 2.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(25)	70,922,923	$ 70,922,923
Total Affiliated Fund (identified cost $70,922,923)		$ 70,922,923

Global Macro Absolute Return Advantage Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Repurchase Agreements — 6.7%
Description	Principal Amount (000's omitted)		Value
Bank of America:
Dated 11/29/23 with an interest rate of 4.75%, collateralized by USD 6,824,000 Colombia Government International Bonds, 6.125%, due 1/18/41 and a market value, including accrued interest, of $6,839,093(26)	USD	5,860	$ 5,860,110
Dated 12/14/23 with an interest rate of 3.00%, collateralized by USD 2,000,000 Pakistan Government International Bonds, 6.00%, due 4/8/26 and a market value, including accrued interest, of $1,597,187(26)	USD	1,413	1,412,500
Dated 12/19/23 with an interest rate of 2.00%, collateralized by USD 2,000,000 Pakistan Government International Bonds, 6.875%, due 12/5/27 and a market value, including accrued interest, of $1,479,629(26)	USD	1,370	1,370,000
Barclays Bank PLC:
Dated 12/15/23 with an interest rate of 4.95%, collateralized by USD 3,649,000 Republic of Armenia International Bonds, 3.60%, due 2/2/31 and a market value, including accrued interest, of $3,030,265(26)	USD	3,152	3,151,824
Dated 1/3/24 with an interest rate of 2.60%, collateralized by EUR 3,000,000 Republic of Poland Government International Bonds, 2.75%, due 5/25/32 and a market value, including accrued interest, of $3,170,795(26)	EUR	3,086	3,335,311
Dated 1/3/24 with an interest rate of 2.75%, collateralized by EUR 1,800,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,802,110(26)	EUR	1,751	1,891,766
Dated 1/3/24 with an interest rate of 3.10%, collateralized by EUR 6,000,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $6,007,032(26)	EUR	5,835	6,305,886
Dated 1/3/24 with an interest rate of 4.00%, collateralized by USD 3,798,000 Republic of Azerbaijan International Bonds, 5.125%, due 9/1/29 and a market value, including accrued interest, of $3,781,001(26)	USD	3,950	3,949,920
Dated 1/23/24 with an interest rate of 0.00%, collateralized by USD 6,441,000 Pakistan Government International Bonds, 8.25%, due 9/30/25 and a market value, including accrued interest, of $5,817,796(26)	USD	5,910	5,909,617
Dated 1/23/24 with an interest rate of 1.75%, collateralized by USD 2,245,000 Pakistan Government International Bonds, 6.00%, due 4/8/26 and a market value, including accrued interest, of $1,792,842(26)	USD	1,779	1,779,163
Dated 1/23/24 with an interest rate of 2.25%, collateralized by USD 3,400,000 Pakistan Government International Bonds, 6.00%, due 4/8/26 and a market value, including accrued interest, of $2,715,217(26)	USD	2,695	2,694,500
Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC: (continued)
Dated 1/23/24 with an interest rate of 2.50%, collateralized by USD 5,736,000 Pakistan Government International Bonds, 6.875%, due 12/5/27 and a market value, including accrued interest, of $4,243,576(26)	USD	4,202	$ 4,201,620
Dated 1/24/24 with an interest rate of 5.15%, collateralized by MXN 422,046,576 Mexican Udibonos, 4.00%, due 11/15/40 and a market value, including accrued interest, of $23,289,616(26)	USD	23,220	23,220,466
Dated 1/24/24 with an interest rate of 5.15%, collateralized by MXN 326,368,714 Mexican Udibonos, 4.00%, due 11/3/50 and a market value, including accrued interest, of $17,739,138(26)	USD	17,624	17,623,758
Dated 1/29/24 with an interest rate of 2.75%, collateralized by USD 12,453,000 Pakistan Government International Bonds, 6.00%, due 4/8/26 and a market value, including accrued interest, of $9,944,883(26)	USD	10,398	10,398,255
JPMorgan Chase Bank, N.A.:
Dated 1/8/24 with an interest rate of 10.70%, collateralized by MXN 1,017,700,000 Mexican Bonos, 8.00%, due 7/31/53 and a market value, including accrued interest, of $52,953,631(26)	MXN	917,505	53,307,682
Nomura International PLC:
Dated 12/18/23 with an interest rate of 4.75%, collateralized by USD 4,379,000 Republic of Armenia International Bonds, 3.60%, due 2/2/31 and a market value, including accrued interest, of $3,557,662(26)	USD	3,787	3,786,918
Dated 12/18/23 with an interest rate of 4.85%, collateralized by USD 8,762,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $7,654,784(26)	USD	8,030	8,030,031
Dated 12/19/23 with an interest rate of 3.40%, collateralized by EUR 3,044,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $3,291,099(26)	USD	3,240	3,239,738
Dated 12/19/23 with an interest rate of 4.85%, collateralized by USD 5,066,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $4,425,832(26)	USD	4,646	4,646,234
Dated 1/23/24 with an interest rate of 3.50%, collateralized by USD 2,200,000 Pakistan Government International Bonds, 6.875%, due 12/5/27 and a market value, including accrued interest, of $1,627,592(26)	USD	1,660	1,659,735
Dated 1/23/24 with an interest rate of 3.75%, collateralized by USD 2,000,000 Pakistan Government International Bonds, 6.875%, due 12/5/27 and a market value, including accrued interest, of $1,479,629(26)	USD	1,509	1,508,850

Global Macro Absolute Return Advantage Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 1/29/24 with an interest rate of 3.25%, collateralized by USD 6,934,000 Pakistan Government International Bonds, 6.00%, due 4/8/26 and a market value, including accrued interest, of $5,537,446(26)	USD	5,839	$ 5,839,121
Total Repurchase Agreements (identified cost $176,456,806)			$ 175,123,005

U.S. Treasury Obligations — 4.5%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 2/1/24(27)	$18,427	$ 18,427,000
0.00%, 2/22/24(27)	18,027	17,971,727
0.00%, 2/29/24(27)	18,546	18,470,215
0.00%, 3/21/24(27)	18,427	18,295,010
0.00%, 4/18/24(27)	47,000	46,477,519
Total U.S. Treasury Obligations (identified cost $119,644,069)		$ 119,641,471
Total Short-Term Investments (identified cost $367,023,798)		$ 365,687,399

Total Purchased Options — 0.0%(8) (identified cost $869,410)	$ 766,326
Total Investments — 98.8% (identified cost $2,624,646,491)	$2,601,417,996
Securities Sold Short — (7.6)%
Common Stocks — (1.4)%
Security	Shares	Value
New Zealand — (1.4)%
a2 Milk Co. Ltd.(6)	(563,000)	$ (1,771,966)
Air New Zealand Ltd.	(1,306,400)	(506,979)
Auckland International Airport Ltd.	(827,747)	(4,263,076)
Chorus Ltd.	(258,615)	(1,257,106)
Contact Energy Ltd.	(534,300)	(2,633,282)
EBOS Group Ltd.	(32,800)	(751,130)
Fisher & Paykel Healthcare Corp. Ltd.	(323,700)	(4,675,212)
Fletcher Building Ltd.	(629,500)	(1,735,219)
Freightways Group Ltd.	(51,108)	(263,935)
Goodman Property Trust	(630,200)	(861,771)
Security	Shares	Value
New Zealand (continued)
Infratil Ltd.	(529,800)	$ (3,417,731)
Kiwi Property Group Ltd.	(714,465)	(379,358)
Mainfreight Ltd.	(56,400)	(2,468,245)
Mercury NZ Ltd.	(469,259)	(1,935,736)
Meridian Energy Ltd.	(854,400)	(2,894,527)
Precinct Properties New Zealand Ltd.	(1,111,675)	(844,133)
Ryman Healthcare Ltd.(6)	(369,100)	(1,282,221)
SKYCITY Entertainment Group Ltd.	(402,000)	(464,563)
Spark New Zealand Ltd.	(1,322,400)	(4,290,494)
Summerset Group Holdings Ltd.	(106,094)	(711,415)
Total Common Stocks (proceeds $37,921,497)		$ (37,408,099)
Sovereign Government Bonds — (6.2)%
Security	Principal Amount (000's omitted)		Value
Armenia — (0.3)%
Republic of Armenia International Bonds, 3.60%, 2/2/31(7)	USD	(8,028)	$ (6,523,047)
			$ (6,523,047)
Azerbaijan — (0.6)%
Republic of Azerbaijan International Bonds:
3.50%, 9/1/32(7)	USD	(13,828)	$ (11,878,957)
5.125%, 9/1/29(7)	USD	(3,798)	(3,699,898)
			$ (15,578,855)
Mexico — (3.5)%
Mexican Bonos, 8.00%, 7/31/53	MXN	(1,017,700)	$ (51,061,500)
Mexican Udibonos:
4.00%, 11/15/40(22)	MXN	(422,047)	(23,142,489)
4.00%, 11/3/50(22)	MXN	(326,369)	(17,625,364)
			$ (91,829,353)
Pakistan — (1.3)%
Pakistan Government International Bonds:
6.00%, 4/8/26(7)	USD	(27,032)	$ (21,078,473)
6.875%, 12/5/27(7)	USD	(11,936)	(8,702,776)
8.25%, 9/30/25(7)	USD	(6,441)	(5,639,192)
			$ (35,420,441)

Global Macro Absolute Return Advantage Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Poland — (0.5)%
Republic of Poland Government International Bonds:
1.00%, 3/7/29(7)	EUR	(10,844)	$ (10,750,435)
2.75%, 5/25/32(7)	EUR	(3,000)	(3,109,239)
			$ (13,859,674)
Total Sovereign Government Bonds (proceeds $151,757,699)			$ (163,211,370)
Total Securities Sold Short (proceeds $189,679,196)			$ (200,619,469)

Other Assets, Less Liabilities — 8.8%	$ 231,929,913
Net Assets — 100.0%	$2,632,728,440
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2024.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2024, the aggregate value of these securities is $295,063,439 or 11.2% of the Portfolio's net assets.
(4)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2024.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2024.
(6)	Non-income producing security.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2024, the aggregate value of these securities is $667,032,328 or 25.3% of the Portfolio's net assets.
(8)	Amount is less than 0.05%.
(9)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(10)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(11)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(12)	Security converts to variable rate after the indicated fixed-rate coupon period.
(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(14)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(15)	Quantity held represents principal in USD.
(16)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(17)	Restricted security.
(18)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(19)	Fixed-rate loan.
(20)	Step coupon security. Interest rate represents the rate in effect at January 31, 2024.
(21)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(22)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(23)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(24)	The stated interest rate represents the weighted average fixed interest rate at January 31, 2024 of all interest only securities comprising the trust.
(25)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2024.
(26)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(27)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Global Macro Absolute Return Advantage Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Currency Options (OTC) — 0.0%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	50,900,000	INR	85.50	1/25/29	$373,403
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	27,200,000	INR	85.50	1/25/29	199,539
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	26,300,000	INR	85.50	1/30/29	193,384
Total							$766,326
(1)	Amount is less than 0.05%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
IDR	143,422,416,942	USD	9,204,365	2/26/24	$ (115,492)
BRL	19,234,000	USD	3,955,291	3/4/24	(82,778)
COP	35,097,060,000	USD	8,615,313	3/20/24	321,131
COP	8,104,499,000	USD	2,037,330	3/20/24	26,244
COP	375,601,000	USD	94,304	3/20/24	1,332
EUR	82,864,136	USD	89,868,725	3/20/24	(139,524)
IDR	137,111,800,000	USD	8,713,810	3/20/24	(27,886)
IDR	235,335,000,000	USD	14,950,448	3/20/24	(42,162)
IDR	229,453,000,000	USD	14,585,113	3/20/24	(49,448)
IDR	229,452,000,000	USD	14,588,759	3/20/24	(53,157)
INR	593,000,000	USD	7,088,807	3/20/24	35,216
KRW	24,976,200,000	USD	19,204,927	3/20/24	(440,731)
KRW	81,980,000,000	USD	63,081,191	3/20/24	(1,491,004)
PEN	748,000	USD	202,173	3/20/24	(5,773)
PEN	66,900,000	USD	17,673,632	3/20/24	(107,932)
PEN	14,952,000	USD	4,039,443	3/20/24	(113,549)
PHP	516,308,580	USD	9,302,019	3/20/24	(123,844)
PHP	530,600,000	USD	9,568,636	3/20/24	(136,409)
PHP	560,100,000	USD	10,103,579	3/20/24	(146,945)
PHP	625,000,000	USD	11,260,450	3/20/24	(150,118)
PHP	678,100,000	USD	12,240,293	3/20/24	(186,028)
USD	50,560,835	EUR	46,620,000	3/20/24	78,497
USD	15,893,057	EUR	14,654,313	3/20/24	24,674
USD	10,622,423	EUR	9,794,485	3/20/24	16,492
USD	2,530,858	EUR	2,333,597	3/20/24	3,929
USD	22,732,222	IDR	355,281,900,000	3/20/24	225,396
USD	17,689,641	IDR	276,436,025,711	3/20/24	177,638
USD	5,434,020	IDR	84,928,300,000	3/20/24	53,880
USD	4,228,620	IDR	66,080,640,578	3/20/24	42,464
USD	6,329,549	KRW	8,285,000,000	3/20/24	105,169
USD	63,825,853	PEN	241,600,002	3/20/24	389,780
USD	24,155,521	PEN	91,428,646	3/20/24	149,419
USD	14,602,344	PEN	55,289,000	3/20/24	85,303

Global Macro Absolute Return Advantage Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	12,605,654	PEN	47,754,000	3/20/24	$ 67,052
USD	10,056,226	PEN	38,096,000	3/20/24	53,491
USD	20,614,113	PEN	78,370,735	3/20/24	36,582
USD	13,745,704	PHP	764,000,000	3/20/24	164,436
USD	12,617,505	PHP	704,000,000	3/20/24	102,828
USD	9,041,402	PHP	503,054,580	3/20/24	98,837
USD	8,406,939	PHP	469,050,000	3/20/24	68,857
USD	8,383,796	PHP	470,004,000	3/20/24	28,756
BRL	11,193,000	USD	2,271,814	4/2/24	(25,870)
BRL	18,136,000	USD	3,718,375	4/2/24	(79,275)
USD	59,122,952	BRL	288,008,000	4/2/24	1,332,377
USD	56,158,968	BRL	273,292,000	4/2/24	1,321,248
					$1,493,103
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,925,990	UZS	48,917,832,000	ICBC Standard Bank plc	2/1/24	$ 30,707	$ —
UZS	48,917,832,000	USD	3,868,551	ICBC Standard Bank plc	2/1/24	26,731	—
PKR	1,640,000,000	USD	5,857,143	Citibank, N.A.	2/2/24	9,009	—
PKR	1,146,800,000	USD	4,103,041	JPMorgan Chase Bank, N.A.	2/2/24	—	(1,027)
USD	5,867,621	PKR	1,640,000,000	Citibank, N.A.	2/2/24	1,469	—
USD	3,735,505	PKR	1,146,800,000	JPMorgan Chase Bank, N.A.	2/2/24	—	(366,509)
USD	1,611,765	PKR	493,200,000	Standard Chartered Bank	2/2/24	—	(152,373)
UGX	48,141,120,629	USD	12,652,069	Standard Chartered Bank	2/6/24	—	(49,157)
USD	12,218,559	UGX	48,141,120,629	Deutsche Bank AG	2/6/24	—	(384,353)
EUR	3,823,000	USD	4,204,361	Citibank, N.A.	2/9/24	—	(71,648)
EUR	3,737,987	USD	4,074,720	HSBC Bank USA, N.A.	2/9/24	—	(33,907)
USD	5,073,546	EUR	4,627,000	BNP Paribas	2/9/24	71,697	—
USD	3,779,665	EUR	3,447,000	BNP Paribas	2/9/24	53,413	—
USD	2,920,003	EUR	2,663,000	BNP Paribas	2/9/24	41,264	—
USD	30,234,525	EUR	27,802,394	Citibank, N.A.	2/9/24	179,770	—
USD	20,632,421	EUR	18,929,976	Citibank, N.A.	2/9/24	168,867	—
USD	4,197,342	EUR	3,823,000	Citibank, N.A.	2/9/24	64,629	—
USD	2,107,833	EUR	1,922,353	Goldman Sachs International	2/9/24	29,744	—
USD	1,570,666	EUR	1,432,454	Goldman Sachs International	2/9/24	22,164	—
USD	1,212,835	EUR	1,106,111	Goldman Sachs International	2/9/24	17,115	—
USD	7,877,839	EUR	7,245,564	HSBC Bank USA, N.A.	2/9/24	45,288	—
USD	1,691,265	EUR	1,542,323	JPMorgan Chase Bank, N.A.	2/9/24	23,994	—
USD	1,691,189	EUR	1,542,324	JPMorgan Chase Bank, N.A.	2/9/24	23,917	—
USD	1,260,259	EUR	1,149,273	JPMorgan Chase Bank, N.A.	2/9/24	17,879	—

Global Macro Absolute Return Advantage Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,260,201	EUR	1,149,273	JPMorgan Chase Bank, N.A.	2/9/24	$ 17,822	$ —
USD	973,146	EUR	887,445	JPMorgan Chase Bank, N.A.	2/9/24	13,806	—
USD	973,100	EUR	887,444	JPMorgan Chase Bank, N.A.	2/9/24	13,762	—
USD	13,222,881	EUR	12,207,678	UBS AG	2/9/24	26,220	—
UZS	49,227,317,711	USD	3,868,552	ICBC Standard Bank plc	2/12/24	79,379	—
ISK	2,068,167,699	EUR	13,491,863	JPMorgan Chase Bank, N.A.	2/14/24	464,441	—
ISK	1,453,832,301	EUR	9,480,485	JPMorgan Chase Bank, N.A.	2/14/24	330,494	—
ISK	1,934,117,510	EUR	12,716,091	JPMorgan Chase Bank, N.A.	2/14/24	327,603	—
USD	5,072,566	PKR	1,433,000,000	Citibank, N.A.	2/15/24	—	(29,279)
UZS	62,454,183,289	USD	4,916,491	ICBC Standard Bank plc	2/15/24	86,855	—
HUF	1,478,142,502	EUR	3,860,348	UBS AG	2/20/24	—	(20,655)
HUF	4,494,302,836	EUR	11,793,285	UBS AG	2/20/24	—	(123,227)
TRY	241,662,481	USD	7,749,380	Standard Chartered Bank	2/22/24	69,420	—
USD	7,815,731	OMR	3,010,800	Standard Chartered Bank	2/22/24	—	(4,776)
USD	28,368,794	OMR	11,000,000	Standard Chartered Bank	2/22/24	—	(203,537)
EUR	20,836,798	CZK	513,700,000	Barclays Bank PLC	2/26/24	198,025	—
EUR	5,504,142	CZK	136,200,000	HSBC Bank USA, N.A.	2/26/24	30,404	—
SGD	10,000,000	USD	7,550,156	Citibank, N.A.	2/26/24	—	(87,725)
SGD	27,760,000	USD	20,803,513	Citibank, N.A.	2/26/24	—	(87,805)
SGD	12,924,400	USD	9,751,357	Goldman Sachs International	2/26/24	—	(106,613)
SGD	9,985,300	USD	7,475,974	Standard Chartered Bank	2/26/24	—	(24,513)
SGD	28,300,000	USD	21,218,035	Standard Chartered Bank	2/26/24	—	(99,356)
SGD	35,630,000	USD	26,694,777	Standard Chartered Bank	2/26/24	—	(106,136)
UZS	16,050,606,000	USD	1,263,827	Goldman Sachs International	2/26/24	17,005	—
USD	2,201,923	PKR	687,000,000	Bank of America, N.A.	2/27/24	—	(235,057)
USD	2,213,063	PKR	698,000,000	JPMorgan Chase Bank, N.A.	2/27/24	—	(262,938)
USD	3,409,435	PKR	1,084,200,446	Standard Chartered Bank	2/27/24	—	(436,526)
USD	4,155,413	PKR	1,304,799,554	Standard Chartered Bank	2/27/24	—	(473,075)
HUF	1,319,770,091	EUR	3,367,748	Goldman Sachs International	2/29/24	61,908	—
HUF	3,860,572,749	EUR	9,943,267	UBS AG	2/29/24	81,582	—
HUF	1,409,781,101	EUR	3,628,686	Goldman Sachs International	3/1/24	31,717	—
USD	5,734,266	PKR	1,640,000,000	Citibank, N.A.	3/4/24	—	(72,688)
JPY	510,800,000	USD	3,545,182	Citibank, N.A.	3/13/24	—	(52,728)
JPY	2,178,480,000	USD	15,605,534	HSBC Bank USA, N.A.	3/13/24	—	(710,778)
JPY	4,083,457,667	USD	29,251,836	HSBC Bank USA, N.A.	3/13/24	—	(1,332,320)
KZT	5,211,436,000	USD	10,851,507	Goldman Sachs International	3/14/24	654,755	—
USD	3,536,774	KZT	1,736,556,000	ICBC Standard Bank plc	3/14/24	—	(297,346)
USD	7,073,547	KZT	3,474,880,000	ICBC Standard Bank plc	3/14/24	—	(598,595)
USD	26,205,980	SAR	98,600,000	Standard Chartered Bank	3/14/24	—	(76,429)
USD	12,408,845	BHD	4,730,872	Standard Chartered Bank	3/18/24	—	(129,927)
USD	17,098,499	BHD	6,518,000	Standard Chartered Bank	3/18/24	—	(176,902)
AUD	7,111,000	USD	4,680,341	Standard Chartered Bank	3/20/24	—	(8,034)
AUD	76,305,000	USD	50,222,669	Standard Chartered Bank	3/20/24	—	(86,214)
AUD	4,595,000	USD	3,023,115	UBS AG	3/20/24	—	(3,955)

Global Macro Absolute Return Advantage Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	6,194,000	USD	4,078,408	UBS AG	3/20/24	$ —	$ (8,620)
AUD	49,304,670	USD	32,438,233	UBS AG	3/20/24	—	(42,435)
AUD	66,466,000	USD	43,764,205	UBS AG	3/20/24	—	(92,498)
AUD	6,425,000	USD	4,367,484	UBS AG	3/20/24	—	(145,916)
AUD	6,975,000	USD	4,744,535	UBS AG	3/20/24	—	(161,588)
CAD	5,200,000	USD	3,911,655	Bank of America, N.A.	3/20/24	—	(41,493)
CAD	6,040,000	USD	4,526,693	JPMorgan Chase Bank, N.A.	3/20/24	—	(31,352)
CAD	101,170,000	USD	74,700,041	State Street Bank and Trust Company	3/20/24	596,924	—
CAD	25,840,000	USD	19,079,263	State Street Bank and Trust Company	3/20/24	152,461	—
EUR	7,165,903	PLN	31,303,171	UBS AG	3/20/24	—	(53,650)
EUR	2,140,000	USD	2,362,045	Societe Generale	3/20/24	—	(44,751)
EUR	3,087,961	USD	3,408,365	Societe Generale	3/20/24	—	(64,575)
EUR	1,975,526	USD	2,152,081	Standard Chartered Bank	3/20/24	—	(12,888)
EUR	14,293,750	USD	15,508,308	Standard Chartered Bank	3/20/24	—	(30,359)
EUR	3,333,757	USD	3,638,936	UBS AG	3/20/24	—	(28,986)
HUF	5,000,608,876	EUR	13,059,250	HSBC Bank USA, N.A.	3/20/24	—	(126,155)
HUF	8,940,532,331	EUR	23,122,495	UBS AG	3/20/24	19,163	—
ISK	915,862,918	EUR	5,986,032	Bank of America, N.A.	3/20/24	159,997	—
ISK	2,408,477,152	EUR	15,777,774	JPMorgan Chase Bank, N.A.	3/20/24	381,667	—
ISK	2,180,717,493	EUR	14,334,566	JPMorgan Chase Bank, N.A.	3/20/24	292,699	—
MXN	78,100,000	USD	4,511,919	Bank of America, N.A.	3/20/24	—	(9,576)
MXN	166,690,000	USD	9,471,242	BNP Paribas	3/20/24	138,176	—
MXN	47,000,000	USD	2,737,645	Citibank, N.A.	3/20/24	—	(28,169)
MXN	1,757,870,000	USD	99,447,519	Standard Chartered Bank	3/20/24	1,890,939	—
MXN	577,868,000	USD	32,815,027	Standard Chartered Bank	3/20/24	498,160	—
MXN	331,543,000	USD	18,984,085	Standard Chartered Bank	3/20/24	128,851	—
NZD	60,483,200	USD	37,014,285	Standard Chartered Bank	3/20/24	—	(41,716)
PLN	16,307,885	EUR	3,708,459	HSBC Bank USA, N.A.	3/20/24	54,731	—
SEK	53,736,000	EUR	4,796,144	Goldman Sachs International	3/20/24	—	(20,153)
SEK	215,826,000	EUR	19,486,619	UBS AG	3/20/24	—	(322,764)
TRY	268,396,676	USD	8,595,639	Standard Chartered Bank	3/20/24	—	(146,320)
USD	12,216,840	AUD	17,900,000	Citibank, N.A.	3/20/24	455,585	—
USD	25,913,303	CNH	184,000,000	BNP Paribas	3/20/24	243,463	—
USD	11,392,193	CNH	81,366,096	Citibank, N.A.	3/20/24	40,809	—
USD	52,978,554	CNH	376,180,000	Goldman Sachs International	3/20/24	497,682	—
USD	26,380,572	CNH	187,842,100	Goldman Sachs International	3/20/24	174,720	—
USD	24,026,978	CNH	171,000,000	HSBC Bank USA, N.A.	3/20/24	170,767	—
USD	9,644,296	CNH	68,560,000	HSBC Bank USA, N.A.	3/20/24	79,490	—
USD	50,927,852	CNH	361,447,700	Standard Chartered Bank	3/20/24	502,283	—
USD	18,346,586	CNH	130,500,000	Standard Chartered Bank	3/20/24	140,531	—
USD	1,322,370	EUR	1,200,000	BNP Paribas	3/20/24	22,953	—
USD	91,828,660	EUR	83,196,287	Societe Generale	3/20/24	1,739,791	—
USD	81,935,263	EUR	74,232,920	Societe Generale	3/20/24	1,552,350	—
USD	60,178,061	EUR	54,521,009	Societe Generale	3/20/24	1,140,137	—

Global Macro Absolute Return Advantage Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	59,692,561	EUR	54,081,149	Societe Generale	3/20/24	$ 1,130,939	$ —
USD	52,674,037	EUR	47,722,402	Societe Generale	3/20/24	997,966	—
USD	49,968,871	EUR	45,271,536	Societe Generale	3/20/24	946,713	—
USD	49,142,813	EUR	44,523,132	Societe Generale	3/20/24	931,063	—
USD	76,482,303	EUR	69,800,000	Societe Generale	3/20/24	899,566	—
USD	33,907,526	EUR	30,720,042	Societe Generale	3/20/24	642,414	—
USD	30,845,849	EUR	27,946,178	Societe Generale	3/20/24	584,407	—
USD	21,637,028	EUR	19,603,034	Societe Generale	3/20/24	409,936	—
USD	16,549,727	EUR	14,993,967	Societe Generale	3/20/24	313,552	—
USD	16,021,752	EUR	14,515,624	Societe Generale	3/20/24	303,549	—
USD	7,743,471	EUR	7,015,544	Societe Generale	3/20/24	146,708	—
USD	7,104,410	EUR	6,436,558	Societe Generale	3/20/24	134,601	—
USD	6,760,506	EUR	6,124,983	Societe Generale	3/20/24	128,085	—
USD	3,732,913	EUR	3,382,000	Societe Generale	3/20/24	70,724	—
USD	770,353	EUR	697,936	Societe Generale	3/20/24	14,595	—
USD	384,665	EUR	348,505	Societe Generale	3/20/24	7,288	—
USD	211,349	EUR	191,481	Societe Generale	3/20/24	4,004	—
USD	50,928,866	MXN	887,486,426	Citibank, N.A.	3/20/24	—	(233,339)
USD	16,576,520	MXN	293,017,200	Standard Chartered Bank	3/20/24	—	(315,464)
USD	1,863,967	MXN	32,072,599	State Street Bank and Trust Company	3/20/24	15,032	—
USD	18,949,939	MYR	87,670,000	Goldman Sachs International	3/20/24	315,101	—
USD	4,735,533	MYR	21,890,000	Goldman Sachs International	3/20/24	82,669	—
USD	3,261,716	NZD	5,196,000	Citibank, N.A.	3/20/24	85,471	—
USD	2,762,343	NZD	4,404,000	Citibank, N.A.	3/20/24	70,237	—
USD	33,880,623	NZD	54,952,000	Standard Chartered Bank	3/20/24	289,202	—
USD	95,473,105	NZD	156,007,847	Standard Chartered Bank	3/20/24	107,600	—
USD	2,985,332	NZD	4,842,000	Standard Chartered Bank	3/20/24	25,483	—
USD	8,413,450	NZD	13,748,000	Standard Chartered Bank	3/20/24	9,482	—
USD	2,426,156	NZD	3,880,000	UBS AG	3/20/24	54,364	—
USD	11,129,263	PEN	42,168,000	Standard Chartered Bank	3/20/24	57,357	—
USD	12,764,499	THB	447,000,000	Standard Chartered Bank	3/20/24	118,768	—
USD	12,626,710	THB	442,200,000	Standard Chartered Bank	3/20/24	116,772	—
USD	5,008,282	THB	174,835,000	Standard Chartered Bank	3/20/24	62,160	—
USD	8,327,475	TRY	268,396,676	Standard Chartered Bank	3/20/24	—	(121,843)
USD	9,022,087	UYU	366,820,000	Bank of America, N.A.	3/20/24	—	(322,825)
USD	5,614,875	ZAR	106,255,812	BNP Paribas	3/20/24	—	(38,134)
USD	3,781,599	ZAR	72,606,699	Citibank, N.A.	3/20/24	—	(81,214)
USD	12,590,602	ZAR	240,370,340	Credit Agricole Corporate and Investment Bank	3/20/24	—	(197,552)
USD	2,844,009	ZAR	53,500,000	HSBC Bank USA, N.A.	3/20/24	—	(2,292)
USD	3,808,408	ZAR	73,193,418	HSBC Bank USA, N.A.	3/20/24	—	(85,619)
USD	11,318,262	ZAR	216,538,731	UBS AG	3/20/24	—	(202,005)
USD	331,488	ZMW	8,386,651	Goldman Sachs International	3/20/24	23,434	—
UYU	109,910,000	USD	2,775,505	Citibank, N.A.	3/20/24	24,504	—

Global Macro Absolute Return Advantage Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UYU	128,460,000	USD	3,257,512	Citibank, N.A.	3/20/24	$ 15,066	$ —
UYU	128,450,000	USD	3,257,259	Citibank, N.A.	3/20/24	15,065	—
ZAR	1,567,591	USD	82,836	BNP Paribas	3/20/24	563	—
ZAR	1,089,566	USD	56,748	Citibank, N.A.	3/20/24	1,219	—
ZAR	3,546,182	USD	185,749	Credit Agricole Corporate and Investment Bank	3/20/24	2,914	—
ZAR	1,061,421	USD	55,228	HSBC Bank USA, N.A.	3/20/24	1,242	—
ZAR	3,194,594	USD	166,978	UBS AG	3/20/24	2,980	—
EGP	210,440,000	USD	5,480,208	Standard Chartered Bank	3/25/24	—	(954,785)
USD	1,601,993	EGP	64,320,000	Bank of America, N.A.	3/25/24	218,818	—
USD	3,671,357	EGP	146,120,000	HSBC Bank USA, N.A.	3/25/24	529,108	—
EUR	11,810,763	ISK	1,802,913,000	JPMorgan Chase Bank, N.A.	3/27/24	—	(273,174)
ISK	1,802,913,000	EUR	11,927,972	JPMorgan Chase Bank, N.A.	3/27/24	146,216	—
HUF	10,194,865,421	EUR	26,541,526	Bank of America, N.A.	4/11/24	—	(242,538)
HUF	1,962,297,459	EUR	5,133,357	BNP Paribas	4/11/24	—	(73,423)
HUF	1,962,297,461	EUR	5,129,921	HSBC Bank USA, N.A.	4/11/24	—	(69,700)
UZS	37,765,034,000	USD	2,888,339	ICBC Standard Bank plc	5/14/24	42,354	—
UZS	26,151,403,000	USD	2,005,168	ICBC Standard Bank plc	5/14/24	24,269	—
UZS	25,808,360,000	USD	1,990,464	ICBC Standard Bank plc	5/14/24	12,351	—
EGP	198,513,016	USD	4,315,500	Citibank, N.A.	6/13/24	—	(569,203)
EGP	198,843,585	USD	3,699,416	Standard Chartered Bank	6/13/24	53,120	—
USD	10,353,220	EGP	397,356,601	Citibank, N.A.	6/13/24	2,854,388	—
KZT	2,500,499,000	USD	5,092,666	JPMorgan Chase Bank, N.A.	6/18/24	317,264	—
USD	4,951,483	KZT	2,500,499,000	ICBC Standard Bank plc	6/18/24	—	(458,447)
NGN	495,390,017	USD	582,812	JPMorgan Chase Bank, N.A.	6/20/24	—	(271,629)
TRY	470,830,000	USD	13,839,097	Standard Chartered Bank	6/20/24	—	(372,432)
NGN	2,601,891,623	USD	3,153,808	Societe Generale	6/21/24	—	(1,520,079)
TRY	131,342,227	USD	3,885,896	Standard Chartered Bank	6/21/24	—	(133,025)
USD	3,740,848	TRY	131,342,227	Standard Chartered Bank	6/21/24	—	(12,022)
NGN	1,352,433,739	USD	1,591,111	Standard Chartered Bank	6/24/24	—	(742,959)
KZT	1,957,500,000	USD	3,828,851	Societe Generale	6/25/24	400,167	—
KZT	217,617,000	USD	442,311	Societe Generale	6/25/24	27,833	—
USD	4,244,131	KZT	2,175,117,000	ICBC Standard Bank plc	6/25/24	—	(455,030)
NGN	1,393,006,751	USD	1,591,111	Standard Chartered Bank	6/26/24	—	(718,229)
NGN	1,313,023,184	USD	1,475,319	Standard Chartered Bank	7/3/24	—	(654,902)
NGN	1,414,379,737	USD	1,571,533	Societe Generale	7/8/24	—	(689,583)
USD	9,048,690	SAR	34,000,000	Standard Chartered Bank	7/15/24	—	(5,828)
UZS	75,753,887,244	USD	5,691,502	ICBC Standard Bank plc	7/22/24	41,939	—
UZS	82,952,605,575	USD	6,255,853	ICBC Standard Bank plc	7/22/24	22,424	—
ZMW	20,852,000	USD	820,951	Standard Chartered Bank	8/26/24	—	(68,523)
USD	26,650,006	OMR	10,530,750	Standard Chartered Bank	8/29/24	—	(673,146)
UZS	78,826,461,000	USD	5,832,517	ICBC Standard Bank plc	8/30/24	56,933	—
UZS	54,219,745,000	USD	4,010,336	JPMorgan Chase Bank, N.A.	8/30/24	40,644	—
USD	874,323	AMD	348,679,825	Citibank, N.A.	9/6/24	33,234	—

Global Macro Absolute Return Advantage Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EGP	2,209,540	USD	37,757	Citibank, N.A.	9/11/24	$ —	$ (250)
USD	52,039	EGP	2,209,540	Standard Chartered Bank	9/11/24	14,532	—
KZT	3,688,854,849	USD	7,073,547	Citibank, N.A.	9/16/24	768,539	—
KZT	2,362,387,916	USD	4,527,816	Citibank, N.A.	9/16/24	494,352	—
KZT	1,846,195,811	USD	3,536,774	Citibank, N.A.	9/16/24	388,029	—
KZT	1,844,427,424	USD	3,536,774	Citibank, N.A.	9/16/24	384,270	—
USD	1,213,868	AMD	493,134,000	Citibank, N.A.	9/16/24	25,914	—
USD	3,536,773	KZT	1,808,175,000	Citibank, N.A.	9/16/24	—	(307,202)
USD	7,073,549	KZT	3,589,826,000	Citibank, N.A.	9/16/24	—	(558,014)
USD	8,488,256	KZT	4,343,865,000	Citibank, N.A.	9/16/24	—	(746,308)
EGP	322,370,319	USD	6,947,636	HSBC Bank USA, N.A.	9/17/24	—	(1,512,155)
EGP	184,573,681	USD	3,770,657	ICBC Standard Bank plc	9/17/24	—	(658,563)
USD	12,532,608	EGP	506,944,000	Citibank, N.A.	9/17/24	3,985,032	—
KZT	1,835,586,000	USD	3,649,276	Citibank, N.A.	9/19/24	250,820	—
USD	3,536,775	KZT	1,835,586,000	Citibank, N.A.	9/19/24	—	(363,321)
TRY	75,337,746	USD	2,070,930	Standard Chartered Bank	9/20/24	—	(102,084)
TRY	75,337,748	USD	2,071,636	Standard Chartered Bank	9/20/24	—	(102,790)
TRY	188,013,000	USD	5,127,202	Standard Chartered Bank	9/20/24	—	(213,747)
TRY	651,103,833	USD	17,777,187	Standard Chartered Bank	9/20/24	—	(761,504)
USD	16,999,396	TRY	651,103,833	Standard Chartered Bank	9/20/24	—	(16,287)
TRY	176,998,064	USD	4,766,379	Standard Chartered Bank	9/23/24	—	(153,991)
USD	4,616,140	TRY	176,998,064	Standard Chartered Bank	9/23/24	3,752	—
KZT	1,877,496,000	USD	3,732,596	Societe Generale	9/30/24	248,499	—
USD	3,603,639	KZT	1,877,496,000	Bank of America, N.A.	9/30/24	—	(377,456)
UZS	20,105,998,239	USD	1,478,382	JPMorgan Chase Bank, N.A.	10/22/24	—	(3,118)
UZS	20,179,917,352	USD	1,478,382	JPMorgan Chase Bank, N.A.	10/24/24	1,305	—
ZMW	26,241,000	USD	1,017,101	Standard Chartered Bank	11/29/24	—	(91,687)
USD	13,644,426	HKD	106,000,000	BNP Paribas	12/9/24	6,683	—
USD	37,448,989	HKD	290,900,000	Deutsche Bank AG	12/9/24	22,389	—
TRY	810,105,292	USD	20,812,120	Standard Chartered Bank	12/16/24	—	(1,303,294)
UZS	50,108,154,000	USD	3,579,154	JPMorgan Chase Bank, N.A.	1/6/25	—	(388)
UZS	54,430,517,000	USD	3,868,551	ICBC Standard Bank plc	1/23/25	—	(4,277)
UZS	45,422,117,948	USD	3,250,241	ICBC Standard Bank plc	1/23/25	—	(25,515)
TRY	205,726,000	USD	4,736,885	Standard Chartered Bank	1/29/25	23,246	—
USD	7,657,092	BHD	2,927,000	Standard Chartered Bank	6/13/25	—	(60,845)
USD	35,111,769	BHD	13,422,878	Standard Chartered Bank	6/18/25	—	(280,181)
USD	11,380,379	SAR	42,945,000	Standard Chartered Bank	6/18/25	—	(24,071)
						$35,008,403	$(26,586,064)

Global Macro Absolute Return Advantage Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
2/6/24	COP	22,298,100	Republic of Colombia, 7.00%, 6/30/32	Barclays Bank PLC	$ 5,726,308	$ 462,697
2/12/24	COP	22,298,200	Republic of Colombia, 7.25%, 10/18/34	Barclays Bank PLC	5,726,334	380,893
2/27/24	COP	80,776,100	Republic of Colombia, 7.25%, 10/18/34	JPMorgan Chase Bank, N.A.	20,743,867	190,159
3/7/24	COP	21,512,800	Republic of Colombia, 7.25%, 2/9/33	Goldman Sachs International	5,524,637	223,124
3/7/24	COP	31,913,100	Republic of Colombia, 13.25%, 10/18/34	Goldman Sachs International	8,195,507	260,068
3/8/24	COP	18,401,700	Republic of Colombia, 7.25%, 10/18/34	Goldman Sachs International	4,725,685	183,172
						$1,700,113
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
Nikkei 225 Index	156	Long	3/7/24	$ 28,005,900	$ 1,936,673
Euro Stoxx 50 Index	(1,064)	Short	3/15/24	(53,482,790)	(1,899,868)
IFSC Nifty 50 Index	(448)	Short	2/29/24	(19,530,560)	(394,849)
S&P/TSX 60 Index	(146)	Short	3/14/24	(27,600,401)	(943,308)
Interest Rate Futures
U.S. 5-Year Treasury Note	1,134	Long	3/28/24	122,914,969	1,046,959
30 Day Federal Funds	(3,234)	Short	4/30/24	(1,277,666,955)	18,384
Euro-Bobl	(780)	Short	3/7/24	(99,914,409)	(1,147,273)
Euro-Bund	(706)	Short	3/7/24	(103,650,065)	(2,220,805)
Euro-Buxl	(124)	Short	3/7/24	(18,433,979)	28,405
Japan 10-Year Bond	(131)	Short	3/13/24	(130,172,238)	(1,006,525)
U.S. 10-Year Treasury Note	(786)	Short	3/19/24	(88,289,906)	(880,863)
U.S. Long Treasury Bond	(284)	Short	3/19/24	(34,745,625)	(1,486,377)
U.S. Ultra 10-Year Treasury Note	(341)	Short	3/19/24	(39,854,375)	(539,949)
U.S. Ultra-Long Treasury Bond	(570)	Short	3/19/24	(73,654,688)	(1,360,572)
					$(8,849,968)

Global Macro Absolute Return Advantage Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	11,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$ 1,149,906
EUR	10,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	1,140,913
EUR	10,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	1,140,913
EUR	11,410	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	1,298,125
EUR	10,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,254,607)
EUR	10,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,258,933)
EUR	11,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,266,118)
EUR	11,410	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(1,547,292)
EUR	4,350	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.10% (pays upon termination)	3/12/50	(1,963,934)
EUR	7,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.64% (pays upon termination)	3/13/53	545,117
EUR	26,300	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.72% (pays upon termination)	6/15/53	2,771,687
EUR	3,100	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.64% (pays upon termination)	11/15/53	238,685
USD	75,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.48% (pays upon termination)	3/16/28	(9,174)
USD	50,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.49% (pays upon termination)	3/16/28	(26,292)
USD	64,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.48% (pays upon termination)	3/20/28	(26,299)
USD	65,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.41% (pays upon termination)	6/5/28	63,965
USD	26,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.60% (pays upon termination)	7/31/28	(238,915)
USD	13,750	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.58% (pays upon termination)	8/25/28	(119,429)
USD	25,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.36% (pays upon termination)	12/22/28	(45,632)
USD	9,489	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.44% (pays upon termination)	1/13/33	37,877
USD	4,900	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.60% (pays upon termination)	4/3/33	(38,859)

Global Macro Absolute Return Advantage Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.61% (pays upon termination)	4/3/33	$ (89,306)
USD	6,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.53% (pays upon termination)	11/21/33	(41,569)
USD	51,550	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(1,307,707)
USD	18,160	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(479,273)
USD	34,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	746,620
USD	17,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	369,453
USD	18,140	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	550,217
USD	5,824	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	442,075
USD	10,710	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.40% (pays upon termination)	3/13/53	236,111
							$1,018,325
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	40,832,380	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.77% (pays semi-annually)	6/6/33	$ 526,952	$12,496	$ 539,448
CLP	13,713,620	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.65% (pays semi-annually)	6/14/33	248,397	—	248,397
CLP	11,010,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.00% (pays semi-annually)	6/22/33	(176,289)	—	(176,289)
CLP	12,557,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.20% (pays semi-annually)	6/22/33	(416,453)	—	(416,453)
CLP	6,085,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.22% (pays semi-annually)	12/20/33	(189,323)	—	(189,323)
COP	86,746,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.84% (pays quarterly)	5/5/25	1,860,027	—	1,860,027
COP	40,662,300	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.19% (pays quarterly)	6/4/25	(918,717)	—	(918,717)
COP	61,940,900	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.26% (pays quarterly)	6/5/25	(1,382,258)	—	(1,382,258)

Global Macro Absolute Return Advantage Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	85,106,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.34% (pays quarterly)	6/8/25	$(1,847,625)	$ —	$(1,847,625)
COP	41,729,700	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.44% (pays quarterly)	6/9/25	(891,446)	—	(891,446)
COP	6,351,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.02% (pays quarterly)	11/26/25	141,401	—	141,401
COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.07% (pays quarterly)	11/26/25	645,160	—	645,160
COP	20,326,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	443,898	—	443,898
COP	6,192,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.21% (pays quarterly)	11/26/25	132,297	—	132,297
COP	15,771,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	326,599	—	326,599
COP	27,035,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(388,951)	—	(388,951)
COP	35,344,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.06% (pays quarterly)	11/26/25	343,956	—	343,956
COP	7,565,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.17% (pays quarterly)	11/26/25	(51,868)	(76)	(51,944)
COP	14,525,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.28% (pays quarterly)	11/26/25	(107,147)	—	(107,147)
CZK	569,000	Pays	6-month CZK PRIBOR (pays semi-annually)	4.18% (pays annually)	9/20/28	382,582	—	382,582
CZK	155,489	Pays	6-month CZK PRIBOR (pays semi-annually)	3.94% (pays annually)	9/20/33	118,236	—	118,236
CZK	310,979	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	252,737	—	252,737
CZK	467,532	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	392,721	—	392,721
CZK	753,484	Pays	6-month CZK PRIBOR (pays semi-annually)	4.12% (pays annually)	12/20/33	1,311,349	—	1,311,349
CZK	642,816	Pays	6-month CZK PRIBOR (pays semi-annually)	4.15% (pays annually)	12/20/33	1,208,056	—	1,208,056
CZK	225,000	Pays	6-month CZK PRIBOR (pays semi-annually)	4.31% (pays annually)	12/20/33	549,976	—	549,976
EUR	2,800	Receives	1-day Euro Short-Term Rate (pays annually)	2.60% (pays annually)	1/24/28	(32,421)	(47)	(32,468)
EUR	5,444	Pays	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	10/10/29	136,848	—	136,848
EUR	1,800	Pays	6-month EURIBOR (pays semi-annually)	3.17% (pays annually)	10/17/29	61,429	—	61,429

Global Macro Absolute Return Advantage Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	2,719	Pays	6-month EURIBOR (pays semi-annually)	3.01% (pays annually)	10/27/29	$ 67,969	$ —	$ 67,969
EUR	600	Pays	6-month EURIBOR (pays semi-annually)	3.26% (pays annually)	10/17/32	34,109	—	34,109
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.31% (pays annually)	10/18/32	74,193	—	74,193
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.20% (pays annually)	10/19/32	62,781	—	62,781
EUR	2,700	Receives	1-day Euro Short-Term Rate (pays annually)	0.83% (pays annually)	3/17/52	1,002,589	(1,497)	1,001,092
EUR	2,702	Receives	1-day Euro Short-Term Rate (pays annually)	0.86% (pays annually)	3/18/52	983,307	643	983,950
EUR	3,019	Receives	1-day Euro Short-Term Rate (pays annually)	0.87% (pays annually)	3/18/52	1,090,158	(106)	1,090,052
EUR	970	Receives	1-day Euro Short-Term Rate (pays annually)	1.29% (pays annually)	4/20/52	255,783	33	255,816
GBP	15,312	Pays	1-day Sterling Overnight Index Average (pays annually)	4.56% (pays annually)	10/2/28	680,933	—	680,933
GBP	12,044	Pays	1-day Sterling Overnight Index Average (pays annually)	3.61% (pays annually)	12/20/28	(57,666)	—	(57,666)
GBP	12,044	Pays	1-day Sterling Overnight Index Average (pays annually)	3.64% (pays annually)	12/20/28	(37,158)	—	(37,158)
GBP	12,044	Pays	1-day Sterling Overnight Index Average (pays annually)	3.69% (pays annually)	12/20/28	(2,537)	—	(2,537)
GBP	12,269	Pays	1-day Sterling Overnight Index Average (pays annually)	3.72% (pays annually)	12/20/28	14,874	—	14,874
GBP	15,232	Pays	1-day Sterling Overnight Index Average (pays annually)	4.27% (pays annually)	12/20/28	501,854	—	501,854
GBP	15,218	Pays	1-day Sterling Overnight Index Average (pays annually)	4.28% (pays annually)	12/20/28	510,044	—	510,044
GBP	30,192	Pays	1-day Sterling Overnight Index Average (pays annually)	4.39% (pays annually)	12/20/28	1,201,491	—	1,201,491
GBP	15,096	Pays	1-day Sterling Overnight Index Average (pays annually)	4.59% (pays annually)	12/20/28	770,031	—	770,031
GBP	17,726	Pays	1-day Sterling Overnight Index Average (pays annually)	3.73% (pays annually)	3/20/29	148,076	—	148,076
GBP	17,726	Pays	1-day Sterling Overnight Index Average (pays annually)	3.76% (pays annually)	3/20/29	173,062	—	173,062
GBP	17,933	Pays	1-day Sterling Overnight Index Average (pays annually)	3.76% (pays annually)	3/20/29	176,603	—	176,603

Global Macro Absolute Return Advantage Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
GBP	17,726	Pays	1-day Sterling Overnight Index Average (pays annually)	3.77% (pays annually)	3/20/29	$ 185,057	$ —	$ 185,057
GBP	17,799	Pays	1-day Sterling Overnight Index Average (pays annually)	3.83% (pays annually)	3/20/29	246,548	—	246,548
HUF	3,776,964	Pays	6-month HUF BUBOR (pays semi-annually)	7.90% (pays annually)	4/27/33	1,746,318	—	1,746,318
HUF	5,920,391	Pays	6-month HUF BUBOR (pays semi-annually)	8.08% (pays annually)	5/25/33	3,052,580	—	3,052,580
HUF	1,888,482	Pays	6-month HUF BUBOR (pays semi-annually)	7.88% (pays annually)	6/5/33	893,241	—	893,241
INR	3,402,510	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.73% (pays semi-annually)	12/20/25	318,274	—	318,274
INR	2,103,490	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.73% (pays semi-annually)	12/20/25	197,940	—	197,940
INR	7,020,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.75% (pays semi-annually)	12/20/25	695,163	—	695,163
INR	9,992,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.75% (pays semi-annually)	12/20/25	992,826	—	992,826
JPY	39,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.33% (pays annually)	12/20/25	(686)	1	(685)
JPY	7,779,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.33% (pays annually)	12/20/25	(136,876)	103	(136,773)
JPY	10,445,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.33% (pays annually)	12/20/25	(185,205)	138	(185,067)
JPY	13,505,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.33% (pays annually)	12/20/25	(241,112)	179	(240,933)
JPY	10,157,291	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.34% (pays annually)	12/20/25	(188,257)	134	(188,123)
JPY	6,104,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.31% (pays annually)	12/1/27	126,129	—	126,129
JPY	559,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.32% (pays annually)	12/1/27	10,584	—	10,584
JPY	5,588,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.32% (pays annually)	12/1/27	105,800	—	105,800
JPY	3,184,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.41% (pays annually)	9/20/28	35,319	—	35,319
JPY	45,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.80% (pays annually)	9/20/33	1,823	—	1,823
JPY	57,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.80% (pays annually)	9/20/33	2,270	—	2,270

Global Macro Absolute Return Advantage Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
JPY	36,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.81% (pays annually)	9/20/33	$ 1,313	$ —	$ 1,313
JPY	6,992,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.82% (pays annually)	9/20/33	197,587	—	197,587
JPY	2,841,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.86% (pays annually)	9/20/33	(6,445)	—	(6,445)
JPY	3,117,900	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.99% (pays annually)	12/20/33	(187,825)	(123)	(187,948)
JPY	2,031,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.07% (pays annually)	12/20/33	(224,550)	—	(224,550)
JPY	3,335,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.95% (pays annually)	3/21/34	(3,041)	—	(3,041)
KRW	14,189,521	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.41% (pays quarterly)	6/21/33	179,490	—	179,490
KRW	4,881,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.29% (pays quarterly)	9/20/33	25,131	—	25,131
KRW	3,543,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	9/20/33	21,684	—	21,684
KRW	887,765	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	9/20/33	5,721	—	5,721
KRW	4,723,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.33% (pays quarterly)	9/20/33	37,163	—	37,163
KRW	4,723,600	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.34% (pays quarterly)	9/20/33	39,614	—	39,614
KRW	7,533,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.40% (pays quarterly)	9/20/33	93,662	—	93,662
KRW	7,690,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.52% (pays quarterly)	9/20/33	152,878	—	152,878
KRW	7,156,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.56% (pays quarterly)	9/20/33	160,101	—	160,101
KRW	6,120,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.56% (pays quarterly)	9/20/33	138,508	—	138,508
KRW	7,250,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.59% (pays quarterly)	9/20/33	178,166	—	178,166
KRW	10,491,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.02% (pays quarterly)	12/20/33	557,625	—	557,625

Global Macro Absolute Return Advantage Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	20,755,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.03% (pays quarterly)	12/20/33	$ 1,119,537	$ —	$ 1,119,537
MXN	2,363,270	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.88% (pays monthly)	1/6/25	27,422	—	27,422
MXN	6,487,980	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.82% (pays monthly)	1/7/25	(123,708)	—	(123,708)
MXN	5,724,050	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.80% (pays monthly)	1/8/25	(169,323)	—	(169,323)
MXN	449,560	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.71% (pays monthly)	12/1/33	97,111	—	97,111
MXN	432,300	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.77% (pays monthly)	12/1/33	195,204	—	195,204
MXN	267,690	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.43% (pays monthly)	12/2/33	(235,129)	—	(235,129)
MXN	276,650	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.49% (pays monthly)	12/2/33	(183,283)	—	(183,283)
PLN	54,770	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/14/26	899,494	—	899,494
PLN	163,380	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/15/26	2,684,881	—	2,684,881
PLN	85,600	Receives	6-month PLN WIBOR (pays semi-annually)	3.39% (pays annually)	12/15/26	833,669	—	833,669
PLN	48,710	Receives	6-month PLN WIBOR (pays semi-annually)	5.56% (pays annually)	12/21/27	(406,368)	—	(406,368)
PLN	55,790	Receives	6-month PLN WIBOR (pays semi-annually)	6.02% (pays annually)	12/21/27	(698,060)	—	(698,060)
TWD	339,300	Receives	3-month TWD TAIBOR (pays quarterly)	1.26% (pays quarterly)	3/20/29	94,609	—	94,609
TWD	451,200	Receives	3-month TWD TAIBOR (pays quarterly)	1.27% (pays quarterly)	3/20/29	115,113	—	115,113
TWD	458,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.32% (pays quarterly)	3/20/29	80,719	—	80,719
TWD	1,079,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.33% (pays quarterly)	3/20/29	168,803	—	168,803
TWD	372,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.35% (pays quarterly)	3/20/29	47,864	—	47,864
TWD	1,486,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.36% (pays quarterly)	3/20/29	167,809	—	167,809
TWD	451,200	Receives	3-month TWD TAIBOR (pays quarterly)	1.37% (pays quarterly)	3/20/29	43,789	—	43,789
TWD	451,200	Receives	3-month TWD TAIBOR (pays quarterly)	1.38% (pays quarterly)	3/20/29	40,222	—	40,222
USD	5,458	Pays	SOFR (pays annually)	1.60% (pays semi-annually)	3/10/27	(566,262)	(3,447)	(569,709)

Global Macro Absolute Return Advantage Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	6,720	Receives	SOFR (pays annually)	1.60% (pays semi-annually)	3/10/27	$ 697,193	$ 4,500	$ 701,693
USD	50,000	Pays	SOFR (pays annually)	3.55% (pays semi-annually)	3/16/28	(1,797,438)	—	(1,797,438)
USD	75,000	Pays	SOFR (pays annually)	3.57% (pays semi-annually)	3/16/28	(2,639,427)	—	(2,639,427)
USD	64,000	Pays	SOFR (pays annually)	3.56% (pays annually)	3/20/28	(1,181,681)	—	(1,181,681)
USD	65,000	Pays	SOFR (pays annually)	3.49% (pays annually)	6/5/28	(1,202,096)	—	(1,202,096)
USD	26,500	Pays	SOFR (pays annually)	3.95% (pays annually)	7/31/28	142,855	—	142,855
USD	55,000	Pays	SOFR (pays annually)	4.01% (pays annually)	8/4/28	464,085	—	464,085
USD	55,000	Pays	SOFR (pays annually)	4.01% (pays annually)	8/4/28	466,628	—	466,628
USD	13,625	Pays	SOFR (pays annually)	4.18% (pays annually)	8/23/28	233,884	(388)	233,496
USD	11,800	Pays	SOFR (pays annually)	4.05% (pays annually)	9/20/28	152,784	—	152,784
USD	11,800	Pays	SOFR (pays annually)	4.06% (pays annually)	9/20/28	154,140	—	154,140
USD	25,000	Pays	SOFR (pays annually)	3.58% (pays annually)	12/22/28	(92,171)	—	(92,171)
USD	1,908	Receives	SOFR (pays annually)	1.94% (pays annually)	3/17/32	273,442	89	273,531
USD	10,205	Pays	SOFR (pays annually)	3.23% (pays semi-annually)	1/13/33	(255,784)	—	(255,784)
USD	4,900	Pays	SOFR (pays annually)	3.27% (pays annually)	4/3/33	(198,007)	—	(198,007)
USD	10,000	Pays	SOFR (pays annually)	3.28% (pays annually)	4/3/33	(394,625)	—	(394,625)
USD	32,400	Pays	SOFR (pays annually)	3.76% (pays annually)	9/20/33	294,020	—	294,020
USD	6,000	Pays	SOFR (pays annually)	4.11% (pays annually)	11/21/33	246,780	—	246,780
ZAR	161,638	Pays	3-month ZAR JIBAR (pays quarterly)	7.67% (pays quarterly)	1/19/28	(47,504)	69	(47,435)
ZAR	649,365	Pays	3-month ZAR JIBAR (pays quarterly)	7.71% (pays quarterly)	1/19/28	(137,440)	314	(137,126)
ZAR	642,466	Pays	3-month ZAR JIBAR (pays quarterly)	8.39% (pays quarterly)	2/24/28	646,224	728	646,952
ZAR	603,659	Pays	3-month ZAR JIBAR (pays quarterly)	8.39% (pays quarterly)	2/24/28	613,067	688	613,755
Total						$20,228,179	$14,431	$20,242,610

Global Macro Absolute Return Advantage Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Panama	$25,970	1.00% (pays quarterly)(1)	1.90%	12/20/28	$(973,635)	$803,056	$(170,579)
Total	$25,970				$(973,635)	$803,056	$(170,579)
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Austria	$18,213	1.00% (pays quarterly)(1)	12/20/28	$ (695,318)	$ 655,369	$ (39,949)
Finland	18,801	0.25% (pays quarterly)(1)	12/20/28	(31,553)	8,171	(23,382)
France	87,573	0.25% (pays quarterly)(1)	12/20/28	(39,760)	(76,085)	(115,845)
Germany	85,444	0.25% (pays quarterly)(1)	12/20/28	(468,554)	204,798	(263,756)
Hungary	19,438	1.00% (pays quarterly)(1)	12/20/28	231,855	(485,230)	(253,375)
Indonesia	111,800	1.00% (pays quarterly)(1)	12/20/28	(1,377,057)	1,128,438	(248,619)
Malaysia	383,450	1.00% (pays quarterly)(1)	12/20/28	(9,804,648)	8,669,674	(1,134,974)
Markit CDX Emerging Markets Index (CDX.EM.31.V3)	860	1.00% (pays quarterly)(1)	6/20/24	(3,508)	(10,120)	(13,628)
Markit CDX North America High Yield Index (CDX.NA.HY.41.V2)	120,780	5.00% (pays quarterly)(1)	12/20/28	(7,540,605)	370,324	(7,170,281)
Poland	73,949	1.00% (pays quarterly)(1)	12/20/28	(1,144,623)	889,912	(254,711)
Qatar	31,700	1.00% (pays quarterly)(1)	12/20/28	(754,458)	852,564	98,106
Romania	19,120	1.00% (pays quarterly)(1)	12/20/28	424,511	(555,081)	(130,570)
Saudi	192,700	1.00% (pays quarterly)(1)	12/20/28	(3,661,622)	4,184,330	522,708
Saudi	57,200	1.00% (pays quarterly)(1)	12/20/33	(383,315)	797,642	414,327
South Africa	532,827	1.00% (pays quarterly)(1)	12/20/28	28,334,868	(35,441,969)	(7,107,101)
South Africa	58,700	1.00% (pays quarterly)(1)	6/20/29	3,940,811	(4,613,916)	(673,105)
South Africa	9,464	1.00% (pays quarterly)(1)	6/20/31	1,093,216	(1,065,613)	27,603
Spain	127,300	1.00% (pays quarterly)(1)	12/20/28	(3,304,039)	2,656,892	(647,147)
Turkey	14,752	1.00% (pays quarterly)(1)	12/20/28	1,360,787	(1,363,606)	(2,819)

Global Macro Absolute Return Advantage Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared) (continued)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
United Kingdom	$85,267	1.00% (pays quarterly)(1)	12/20/28	$(2,650,713)	$ 2,589,577	$ (61,136)
Total				$3,526,275	$(20,603,929)	$(17,077,654)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Ivory Coast	Barclays Bank PLC	$ 6,486	1.00% (pays quarterly)(1)	2.32%	6/20/27	$(255,258)	$ 569,229	$ 313,971
Ivory Coast	Deutsche Bank AG	16,821	1.00% (pays quarterly)(1)	2.28	6/20/27	(640,123)	1,476,887	836,764
Petroleos Mexicanos	Barclays Bank PLC	11,050	1.00% (pays quarterly)(1)	1.92	3/20/24	(516)	7,657	7,141
Petroleos Mexicanos	Barclays Bank PLC	25,790	1.00% (pays quarterly)(1)	1.94	6/20/24	(61,792)	78,015	16,223
Vietnam	Bank of America, N.A.	2,100	1.00% (pays quarterly)(1)	1.24	12/20/28	(19,380)	22,479	3,099
Vietnam	Goldman Sachs International	19,880	1.00% (pays quarterly)(1)	0.55	6/20/24	58,290	(22,773)	35,517
Total		$82,127				$(918,779)	$2,131,494	$1,212,715
Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Czech Republic	JPMorgan Chase Bank, N.A.	$19,840	1.00% (pays quarterly)(1)	12/20/28	$ (627,152)	$ 577,216	$ (49,936)
Dubai	Barclays Bank PLC	6,348	1.00% (pays quarterly)(1)	12/20/24	(49,354)	(18,660)	(68,014)
Dubai	Barclays Bank PLC	9,572	1.00% (pays quarterly)(1)	12/20/24	(74,420)	(28,161)	(102,581)
Saudi Arabia	Barclays Bank PLC	25,486	1.00% (pays quarterly)(1)	6/20/31	(357,829)	(346,678)	(704,507)
Sweden	Citibank, N.A.	41,185	0.25% (pays quarterly)(1)	12/20/28	(180,705)	143,738	(36,967)
Total					$(1,289,460)	$327,455	$(962,005)

Global Macro Absolute Return Advantage Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2024, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $108,097,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
BNP Paribas	USD	394,000	Excess Return on Bloomberg Commodity 1 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.13% (pays upon termination)	2/26/24	$(208,872)
BNP Paribas	USD	147,000	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.13% (pays upon termination)	2/26/24	35,100
Citibank, N.A.	USD	57,000	Excess Return on Bloomberg Commodity 1 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.12% (pays upon termination)	3/18/24	25,551
Citibank, N.A.	USD	77,000	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.12% (pays upon termination)	3/18/24	14,257
Citibank, N.A.	KRW	73,750	Positive Return on KOSPI 200 Index Futures 3/2024 (pays upon termination)	Negative Return on KOSPI 200 Index Futures 3/2024 (pays upon termination)	3/14/24	(118,009)
						$(251,973)

Global Macro Absolute Return Advantage Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	1-day Indice Camara Promedio Rate on CLP 7,890,662,080 (pays semi-annually)*	1.41% on CLP equivalent of CLF 224,000 (pays semi-annually)*	1/13/33	$20,192
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 2,698,942,950 (pays semi-annually)*	2.10% on CLP equivalent of CLF 85,000 (pays semi-annually)*	4/8/32	(463,105)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 8,224,633,060 (pays semi-annually)*	2.25% on CLP equivalent of CLF 259,000 (pays semi-annually)*	4/11/32	(1,534,627)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,531,614,475 (pays semi-annually)*	1.85% on CLP equivalent of CLF 47,900 (pays semi-annually)*	4/20/32	(214,449)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 6,500,579,580 (pays semi-annually)*	2.34% on CLP equivalent of CLF 178,000 (pays semi-annually)*	11/21/33	(203,705)
				$(2,395,694)
*	At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.
Abbreviations:
BUBOR	– Budapest Interbank Offered Rate
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
GDP	– Gross Domestic Product
HICP	– Harmonised Indices of Consumer Prices
JIBAR	– Johannesburg Interbank Average Rate
LIBOR	– London Interbank Offered Rate

MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TAIBOR	– Taipei Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
AMD	– Armenian Dram
AUD	– Australian Dollar
BHD	– Bahraini Dinar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLF	– Chilean Unidad de Fomento
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar

HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KRW	– South Korean Won
KZT	– Kazakhstani Tenge
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PHP	– Philippine Peso
PKR	– Pakistan Rupee
PLN	– Polish Zloty

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January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

PYG	– Paraguay Guarani
RSD	– Serbian Dinar
SAR	– Saudi Riyal
SEK	– Swedish Krona
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar

UAH	– Ukrainian Hryvnia
UGX	– Ugandan Shilling
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
ZAR	– South African Rand
ZMW	– Zambian Kwacha

Basis for Consolidation
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2024 were $12,334,315 or 0.5% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: The Portfolio enters into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
At January 31, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of January 31, 2024 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
Barclays Bank PLC	1/24/24	On Demand(1)	5.65%	$27,942,886	$27,973,584
Barclays Bank PLC	1/24/24	On Demand(1)	5.65	26,549,785	26,578,953
Total				$54,492,671	$54,552,537
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At January 31, 2024, the remaining contractual maturity of all open reverse repurchase agreements was overnight and continuous. At January 31, 2024, the underlying collateral for all open reverse repurchase agreements was comprised of sovereign government bonds having an aggregate market value of $56,838,104.

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January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2024. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at January 31, 2024.
Restricted Securities
At January 31, 2024, the Portfolio owned the following securities (representing 0.7% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees' valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Reinsurance Side Cars
Mt. Logan Re Ltd., Series A-1	12/30/20	8,600	$ 8,600,000	$10,944,618
PartnerRe ILS Fund SAC Ltd.	1/2/24	13,000,000	13,000,000	13,000,000
Sussex Capital Ltd., Designated Investment Series 14	1/24/22	1,114	1,107,140	27,005
Sussex Capital Ltd., Designated Investment Series 14	11/30/22	1,081	1,080,115	290,450
Sussex Capital Ltd., Series 14, Preference Shares	6/1/21	6,985	5,312,745	8,479,915
Total Restricted Securities			$29,100,000	$32,741,988
Affiliated Investments
At January 31, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $70,922,923, which represents 2.7% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended January 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$230,125,366	$568,050,378	$(727,252,821)	$ —	$ —	$70,922,923	$2,937,724	70,922,923
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

At January 31, 2024, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 162,436,341	$ —	$ 162,436,341
Common Stocks	—	162,059,351*	667,195	162,726,546
Convertible Bonds	—	4,659,409	—	4,659,409
Foreign Corporate Bonds	—	31,339,639	0	31,339,639
Loan Participation Notes	—	—	54,949,342	54,949,342
Reinsurance Side Cars	—	13,000,000	33,241,686	46,241,686
Senior Floating-Rate Loans	—	—	1,007,390	1,007,390
Sovereign Government Bonds	—	1,673,676,234	—	1,673,676,234
Sovereign Loans	—	91,574,712	—	91,574,712
U.S. Government Guaranteed Small Business Administration Loans	—	6,352,972	—	6,352,972
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	70,922,923	—	—	70,922,923
Repurchase Agreements	—	175,123,005	—	175,123,005
U.S. Treasury Obligations	—	119,641,471	—	119,641,471
Purchased Currency Options	—	766,326	—	766,326
Total Investments	$70,922,923	$2,440,629,460	$89,865,613	$2,601,417,996
Forward Foreign Currency Exchange Contracts	$ —	$ 40,019,431	$ —	$ 40,019,431
Non-Deliverable Bond Forward Contracts	—	1,700,113	—	1,700,113
Futures Contracts	3,030,421	—	—	3,030,421
Swap Contracts	—	84,501,443	—	84,501,443
Total	$73,953,344	$2,566,850,447	$89,865,613	$2,730,669,404
Liability Description
Securities Sold Short	$ —	$ (200,619,469)	$ —	$ (200,619,469)
Forward Foreign Currency Exchange Contracts	—	(30,103,989)	—	(30,103,989)
Futures Contracts	(9,980,521)	(1,899,868)	—	(11,880,389)
Swap Contracts	—	(65,558,205)	—	(65,558,205)
Total	$(9,980,521)	$ (298,181,531)	$ —	$ (308,162,052)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Foreign Corporate Bonds	Loan Participation Notes	Reinsurance Side Cars**	Senior Floating-Rate Loans	Miscellaneous	Total
Balance as of October 31, 2023	$818,174	$0	$50,529,862	$20,158,090	$397,208	$0	$71,903,334
Realized gains (losses)	—	—	—	236,628	1,772	116,131	354,531
Change in net unrealized appreciation (depreciation)	(150,979)	—	4,184,002	1,148,084	652,351	—	5,833,458
Cost of purchases	—	—	—	13,000,000	—	—	13,000,000
Proceeds from sales, including return of capital	—	—	—	(1,301,116)	(60,179)	(116,131)	(1,477,426)

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Consolidated Portfolio of Investments (Unaudited) — continued

	Common Stocks	Foreign Corporate Bonds	Loan Participation Notes	Reinsurance Side Cars**	Senior Floating-Rate Loans	Miscellaneous	Total
Accrued discount (premium)	—	—	235,478	—	16,238	—	251,716
Transfers to Level 3	—	—	—	—	—	—	—
Transfers from Level 3	—	—	—	—	—	—	—
Balance as of January 31, 2024	$ 667,195	$0	$54,949,342	$33,241,686	$1,007,390	$ 0	$89,865,613
Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2024	$(150,979)	$ —	$ 4,184,001	$ 1,848,793	$ 615,744	$ —	$ 6,497,559
*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of January 31, 2024:
Type of Investment	Fair Value as of January 31, 2024	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Common Stocks	$667,195	Market Approach	Discount Rate	30%	Decrease
Foreign Corporate Bonds	0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Loan Participation Notes	54,949,342	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	1.14% - 1.66%**	Decrease
Miscellaneous	0	Estimated Value	Estimated Recovery Value Percentage	0%	Increase
Senior Floating-Rate Loans	1,007,390	Market Approach	Discount Rate	10%	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 1.41% based on relative principal amounts.
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.